Issued Debt Instruments and Other Financial Liabilities (Details)	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2020 USD ($)
Issued Debt Instruments and Other Financial Liabilities (Details) [Line Items]
Percentage of yearly interest yield	5.21%	5.21%	5.21%	5.20%
Bank issued bonds, description	In 2021, the Bank issued bonds for UF 4,000,000, USD 693,000,000, JPY 25,000,000,000 and CHF 340,000,000, detailed as follows:	In 2021, the Bank issued bonds for UF 4,000,000, USD 693,000,000, JPY 25,000,000,000 and CHF 340,000,000, detailed as follows:	In 2021, the Bank issued bonds for UF 4,000,000, USD 693,000,000, JPY 25,000,000,000 and CHF 340,000,000, detailed as follows:
Bank issued bonds, description	$ 340,000,000	$ 693,000,000	¥ 25,000,000,000	$ 742,500,000
Bank issued bonds description				As of December 31, 2020, the Bank issued bonds for USD200,000,000 and UF11,000,000 detailed as follows:
Bottom of range [member]
Issued Debt Instruments and Other Financial Liabilities (Details) [Line Items]
Range of maturities period	5 years	5 years	5 years
Top of range [member]
Issued Debt Instruments and Other Financial Liabilities (Details) [Line Items]
Range of maturities period				20 years